Subsequent Events - Summary of Effects of Tax Decree For Duties (Details) $ in Thousands	1 Months Ended					3 Months Ended	7 Months Ended	12 Months Ended
	Feb. 13, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Apr. 24, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Total of tax decree granted			$ 25,856,004	$ 29,347,029	$ 36,145,315	$ 91,348,348			$ 91,348,348,000
Profit Sharing Duty
Disclosure of non-adjusting events after reporting period [line items]
Total of tax decree granted			20,917,900	23,360,759	29,228,879	73,507,538
Hydrocarbons Extraction Duty
Disclosure of non-adjusting events after reporting period [line items]
Total of tax decree granted			$ 4,938,104	$ 5,986,270	$ 6,916,436	$ 17,840,810
Changes in tax rates or tax laws enacted or announced
Disclosure of non-adjusting events after reporting period [line items]
Total of tax decree granted	$ 20,646,242	$ 20,646,242					$ 111,994,590	$ 20,646,242,000
Changes in tax rates or tax laws enacted or announced | Profit Sharing Duty
Disclosure of non-adjusting events after reporting period [line items]
Total of tax decree granted	15,742,429	15,742,429					89,249,967
Changes in tax rates or tax laws enacted or announced | Hydrocarbons Extraction Duty
Disclosure of non-adjusting events after reporting period [line items]
Total of tax decree granted	$ 4,903,813	$ 4,903,813					$ 22,744,623